Share-based payments - Movement in PSUs (Details)		6 Months Ended
	Apr. 30, 2018 USD ($) shares	Jun. 30, 2018 shares	Jun. 30, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1, (in shares)		1,610,894	1,145,238
Granted during the period (in shares)		943	0
Forfeited during the period (in shares)		(19,759)	(5,756)
Vested during the period (in shares)		(447,122)	0
Outstanding at June 30, (in shares)		1,144,956	1,139,482
2015 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1, (in shares)		452,816	454,959
Granted during the period (in shares)		0	0
Forfeited during the period (in shares)		(5,694)	(1,515)
Vested during the period (in shares)	380,436	(447,122)	0
Outstanding at June 30, (in shares)		0	453,444
Number of shares issued through share-based payment transactions, new shares (in shares)	400,453
Number of shares issued through share-based payment transactions, treasury shares (in shares)	1,284
Weighted average fair value at measurement date, other equity instruments settled (in dollars per share) | $	$ 26.80
2016 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1, (in shares)		686,038	690,279
Granted during the period (in shares)		113	0
Forfeited during the period (in shares)		(8,544)	(4,241)
Vested during the period (in shares)		0	0
Outstanding at June 30, (in shares)		677,607	686,038
2017 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1, (in shares)		472,040
Granted during the period (in shares)		830
Forfeited during the period (in shares)		(5,521)
Vested during the period (in shares)		0
Outstanding at June 30, (in shares)		467,349	0